AB Small-Mid Cap Growth Portfolio
AB Small-Mid Cap Growth Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AB Small-Mid Cap Growth Portfolio AB Small-Mid Cap Growth Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AB Small-Mid Cap Growth Portfolio AB Small-Mid Cap Growth Portfolio
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.11%	[1]
[1]	Restated to reflect current expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example	AB Small-Mid Cap Growth Portfolio AB Small-Mid Cap Growth Portfolio USD ($)
After 1 Year	$ 11
After 3 Years	35
After 5 Years	62
After 10 Years	$ 141

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 55 % of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall market.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of small- and mid-capitalization U.S. companies.  For these purposes, "small- and mid-capitalization companies" are generally those companies that, at the time of investment, fall within the lowest 25% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million).  As of June 30, 2015 , there were approximately 4,500 companies within the lowest 25% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million) with market capitalizations ranging from $ 10 million to $ 16.39 billion.  Because the Portfolio's definition of small and mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets.  In the future, the Portfolio may define small- and mid-capitalization companies using a different classification system.

The Portfolio may invest in any company and industry and in any type of equity security with potential for capital appreciation.  It invests in well-known and established companies and in new and less-seasoned companies.  The Portfolio's investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook.  The Portfolio may invest in foreign securities.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates.  In making specific investment decisions for the Portfolio, the Adviser combines fundamental and quantitative analysis in its stock selection process.  The Portfolio may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Portfolio invests principally in equity securities but may also invest in other types of securities, such as preferred stocks.  The Portfolio may also invest up to 20% of its total assets in rights and warrants.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps.  The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs.  These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio's portfolio from a decline in value, sometimes within certain ranges.

The Portfolio may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments.
PRINCIPAL RISKS
  Market Risk:  The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates.  The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.  It includes the risk that a particular style of investing, such as the Portfolio's growth approach, may underperform the market generally.
  Capitalization Risk:  Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies.  Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Foreign (Non-U.S.) Risk:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers.  These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Derivatives Risk:  Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk:  The Portfolio is subject to management risk because it is an actively-managed investment fund.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2015 , the year-to-date unannualized return for the Portfolio's shares was -4.00%.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best Quarter was up 20.30%, 3rd quarter, 2010; and Worst Quarter was down -27.58%, 4th quarter, 2008.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2014 )
Average Annual Total Returns - AB Small-Mid Cap Growth Portfolio	1 Year	5 Years	Since Inception [1]	Inception Date
AB Small-Mid Cap Growth Portfolio	3.74%	19.95%	12.97%	May 20, 2005
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)	7.05%	17.27%	10.29%
[1]	Inception date is 5/20/05.